Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Principal Foreign Currency Exchange Rates
The principal foreign currency exchange rates used by the Group to translate other currencies into Euro were as follows:

	2021		2020		2019
	At December 31	Average	At December 31	Average	At December 31	Average
U.S. Dollar	1.133	1.183	1.227	1.142	1.123	1.119
Swiss Franc	1.033	1.081	1.080	1.070	1.085	1.113
Chinese Renminbi	7.195	7.629	8.023	7.874	7.821	7.735
Pound Sterling	0.840	0.860	0.899	0.890	0.851	0.878
Hong Kong Dollar	8.833	9.193	9.514	8.857	8.747	8.772
Singapore Dollar	1.528	1.589	1.622	1.574	1.511	1.527
United Arab Emirates Dirham	4.160	4.344	4.507	4.194	4.126	4.111
Japanese Yen	130.380	129.877	126.490	121.832	121.940	122.021

Summary of Scope of Consolidation
Ermenegildo Zegna N.V. is the parent company of the Zegna Group and it holds, directly or indirectly, interests in the Zegna Group’s subsidiaries. The following table presents the Zegna Group’s scope of consolidation at December 31, 2021 and 2020:

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2021	2020
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	5,938,873
Italian subsidiaries
In.co. S.p.A.	Biella	4,050,000	Ermenegildo Zegna N.V.	100	100
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100	90
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100	100
EZ Real Estate S.r.l. (*)	Valdilana (BI)	2,000,000	Ermenegildo Zegna N.V.	—	100
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100	—
Agnona S.r.l. (**)	Milan	200,000	Ermenegildo Zegna N.V.	—	100
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60	60
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51	51
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	90	85
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	90	85
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65	65
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60	—
Foreign subsidiaries
Investindustrial Acquisition Corp. (“IIAC”)	Cayman Islands	4,944,366	Ermenegildo Zegna N.V.	100	—
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	32,291,439	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100	100
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna GmbH	Munich (Germany)	6,577,421	Ermenegildo Zegna N.V.	100	100
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100	100
Fantasia (London) Limited	London (UK)	7,000,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100	100
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Madrid S.A.	Barcelona (Spain)	901,500	Ezeti S.L.	70	70
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100	100
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100	—
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100	100
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100	100
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100	100
Ismaco Amsterdam B. V.	Amsterdam (Netherlands)	226,890	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna Korea LTD (**)	Seoul (Korea)	6.876.000.000	E.Z. Holditalia	—	100
Alan Real Estate S.A.(*)	Stabio (Switzerland)	9,200,000	EZ Real Estate S.r.l. (*)	—	100
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100	100
Ermenegildo Zegna Hong Kong LTD	Hong Kong	238,240,000	Ermenegildo Zegna N.V.	100	100
E. Zegna Trading Hong Kong LTD Taiwan Branch	Hong Kong	233,659,800	Ermenegildo Zegna Hong Kong LTD	100	100
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Consitex S.A.	100	100
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100	100
E. Z. New Zealand LTD	Auckland (New Zealand)	3,300,000	Ermenegildo Zegna N.V.	100	100
Ezesa Argentina S.A.	Buenos Aires (Argentina)	27,246,979	Ermenegildo Zegna N.V.; Italco S.A.	100	100
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49	49
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd; Ermenegildo Zegna Far-East Pte LTD	65	65
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51	51
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V., Ismaco	100	100
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100	100
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100	100
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100	100
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100	100

(*)	Disposed of as part of the Disposition, which was completed on November 1, 2021 (See Note 1 - General information, for additional details).
(**)	Reclassified as current assets held for sale in 2020 and sold in 2021 (See Note 30 - Assets and liabilities held for sale, for additional details).

Summary of Estimated Useful Lives of the Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Category of Property, Plant and Equipment	Depreciation rate
Buildings	3% - 10%
Plants and machinery	12.5% - 17.5%
Industrial and commercial equipment	20% - 25%
Other tangible assets	12% - 25%

Summary of Intangible Assets with a Definite Useful Life
Intangible assets with a definite useful life are amortized on a straight-line basis at the following rates:

Category of Intangible assets with a finite useful life	Depreciation rate
Concessions, licenses, trademarks and patents	2.5% - 25%
Software	10% - 33%
Know how	20%
Development costs and other intangibles	10% - 33%